SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2012
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Schedule of Research and Development Expenses, Net
	Year ended December 31,
	2012	2011	2010

Total cost	$32,296	$35,076	$22,194
Less:
Non-royalty-bearing grants	3,055	3,375	3,249

Total research and development expenses, net	$29,241	$31,701	$18,945

Reconciliation of Allowance for Doubtful Accounts
	Year ended December 31,
	2012	2011	2010

Balance at beginning of year	$4,640	$5,774	$6,278
Increase during the year	1,481	2,372	647
Amounts collected	(248)	(557)	(311)
Write-off of bad debts	(1,595)	(2,949)	(840)

Balance at the end of year	$4,278	$4,640	$5,774

Schedule of Financial Income (Expenses), Net
	Year ended December 31,
	2012	2011	2010
Income:
Interest on cash equivalents, bank deposits and restricted cash	$695	$1,099	$1,072
Interest with respect to capital lease	1,474	1,115	272
Other	50	438	367

	2,219	2,652	1,711
Expenses:
Interest with respect to short-term bank credit and other	177	241	17
Interest with respect to long-term loans	2,343	2,719	924
Other	2,341	1,623	1,327

	4,861	4,583	2,268

Total financial expenses, net	$(2,642)	$(1,931)	$(557

Schedule of Other Income
	Year ended December 31,
	2012	2011	2010

Settlement agreements relating to the aborted Agreement and Plan of Merger	$2,727	$2,617	$13,314
Sale of an investment which previously had been written off	-	3,034	24,314
Adjustments to the fair value of the contingent consideration relating to Wavestream's acquisition	-	2,539	-
Other	2	(116)	(268)

	$2,729	$8,074	$37,360